Pay vs Performance Disclosure Pure in Thousands	7 Months Ended	12 Months Ended					53 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
							Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for Mr. Green(1)	Compensation Actually Paid to Mr. Green(1)	Summary Compensation Table Total for Mr. Hays(1)	Compensation Actually Paid to Mr. Hays(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Stockholder Return	Peer group Total Stockholder Return(3)	Net Income	Revenue
									(in thousands)

2025	$11,961,900	$14,791,900	$184,416	$203,338	$1,621,979	$2,090,935	$47.12	$134.40	$11,600	$137,390
2024	–	–	$184,862	$(43,480)	$1,124,539	$296,563	$29.28	$142.93	$24,783	$143,060
2023	–	–	$195,566	$202,165	$428,157	$443,660	$64.34	$128.14	$30,971	$148,580
2022	–	–	$181,173	$184,526	$410,113	$418,936	$59.60	$109.59	$31,800	$151,568
2021	–	–	$217,094	$207,809	$490,467	$469,883	$64.98	$137.74	$37,466	$147,954

(1)

Each of Mr. Green and Mr. Hays served as the Principal Executive Officer (“PEO”) during 2025 and Mr. Hays was the PEO for 2024, 2023, 2022, and 2021. The following amounts were deducted and added to determine the compensation actually paid to the PEO:

PEO Total Compensation Amount			$ 184,862	$ 195,566	$ 181,173	$ 217,094
PEO Actually Paid Compensation Amount			(43,480)	202,165	184,526	207,809
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO	Deduct Stock and Option Awards Reported in the Summary Compensation Table	Add Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the End of the Covered FY	Add Fair Value as of Vesting Date for Awards Granted in Covered FY that Vested During Covered FY	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY	Add Dividends Paid on Awards in the Covered FY Prior to the Vesting Date that are Not Otherwise Included in Total Compensation for the Covered FY	Compensation Actually Paid to PEO

2025 – Mr. Green	$11,961,900	$(6,755,000)	$9,385,000	-	-	-	$200,000	$14,791,900
2025 – Mr. Hays	$184,416	$(54,554)	$57,530	$15,982	-	$(36)	-	$203,338
2024	$184,862	$(55,000)	$1,406	$(179,760)	-	$5,012	-	$(43,480)
2023	$195,566	$(64,455)	$70,289	$(4,749)	-	$5,514	-	$202,165
2022	$181,173	$(49,527)	$54,018	$(2,257)	-	$1,119	-	$184,526
2021	$217,094	$(49,595)	$45,549	$(7,756)	-	$2,517	-	$207,809

The shares granted to Mr. Green in 2025 fully vested on the grant date but were subject to repurchase by the Company for $1.00 if Mr. Green’s employment terminated prior to certain time-based service milestones. In accordance with applicable SEC guidance, these shares are reported as unvested until the repurchase right lapses. The terms of this award were amended in April 2026 to eliminate the repurchase right. See “Long-Term Equity Incentive” and “Compensation Decisions with Respect to 2026” above for additional information.

(2)

Mr. Harrison, Ms. Stacy, Ms. Hrdy, Mr. Monnich, and Mr. Rau were non-PEO Named Executive Officers (“NEOs”) for 2025. Jason Hahn (our former Chief Revenue Officer), Ms. Hrdy, Kevin Karas (our former Chief Financial Officer), Ms. Stacy, and Christophe Louvion (our former Chief Product Technology Officer) were non-PEO NEOs during 2024. Ms. Hrdy, Mr. Karas, and Jona S. Raasch (our former Chief Operating Officer) were non-PEO NEOs during 2023, 2022, and 2021. The following average amounts were deducted and added to determine the average compensation actually paid to the non-PEO NEOs:

Non-PEO NEO Average Total Compensation Amount		$ 1,621,979	1,124,539	428,157	410,113	490,467
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,090,935	296,563	443,660	418,936	469,883
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deduct Stock and Option Awards Reported in the Summary Compensation Table	Add Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the End of the Covered FY	Add Fair Value as of Vesting Date for Awards Granted in Covered FY that Vested During Covered FY	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY	Subtract Awards Granted in a Prior FY that Failed to Meet the Applicable Vesting Conditions During the Covered FY		Add Dividends Paid on Awards in the Covered FY Prior to the Vesting Date that are Not Otherwise Included in Total Compensation for the Covered FY	Average Compensation Actually Paid to Non-PEO NEOs

2025	$1,621,979	$(953,520)	$1,235,066	$5,444	$160,476	$(14)	-		$21,504	$2,090,935
2024	$1,124,539	$(682,800)	$17,457	$(79,628)	-	$3,933	$(86,939	)(4)	-	$296,563
2023	$428,157	$(146,711)	$159,990	$(9,317)	-	$11,541	-		-	$443,660
2022	$410,113	$(112,737)	$122,960	$(3,742)	-	$2,342	-		-	$418,936
2021	$490,467	$(112,904)	$103,693	$(16,358)	-	$4,985	-		-	$469,883

The shares granted to Ms. Hrdy and Mr. Monnich in 2025 fully vested on the grant date but were subject to repurchase by the Company for $1.00 if Ms. Hrdy’s or Mr. Monnich’s employment terminated prior to certain time-based service milestones. In accordance with applicable SEC guidance, these shares are reported as unvested until the repurchase right lapses. The terms of these awards were amended in April 2026 to eliminate the repurchase right. See “Long-Term Equity Incentive” and “Compensation Decisions with Respect to 2026” above for additional information.

(3)

Utilizes the Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Form 10-K for the year ended December 31, 2025. Because of the uniqueness of our markets and products and lack of publicly traded peers, we do not believe that a combination of peer issuers can be selected on an industry or line-of-business basis to provide a meaningful basis for comparing stockholder return. Accordingly, the Russell 2000 Index, which is comprised of issuers with generally similar market capitalizations to that of the Company, is included in the table as permitted by applicable regulations. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Russel 2000 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(4)	Represents options held by Mr. Karas that were forfeited upon his retirement in March 2024.

Compensation Actually Paid vs. Total Shareholder Return

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the cumulative total stockholder return of the Company and the Russell 2000 Index for 2025, 2024, 2023, 2022, and 2021 is represented by the graph below:

Compensation Actually Paid vs. Net Income

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s net income for 2025, 2024, 2023, 2022, and 2021 is represented by the graph below:

Compensation Actually Paid vs. Company Selected Measure

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s revenue for 2025, 2024, 2023, 2022, and 2021 is represented by the graph below:

Tabular List, Table

The following tabular list includes the financial performance measures which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEO’s for 2025 to Company performance.

Important Financial Measures
Net Income
Revenue
Total Recurring Contract Value Adjusted EBITDA Margin

Total Shareholder Return Amount		$ 47.12	29.28	64.34	59.6	64.98
Peer Group Total Shareholder Return Amount		134.4	142.93	128.14	109.59	137.74
Net Income (Loss)		$ 11,600,000	$ 24,783,000	$ 30,971,000	$ 31,800,000	$ 37,466,000
Company Selected Measure Amount		137,390	143,060	148,580	151,568	147,954
PEO Name	Mr. Green						Mr. Hays
Measure:: 1
Pay vs Performance Disclosure
Name		Net Income
Measure:: 2
Pay vs Performance Disclosure
Name		Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Total Recurring Contract Value
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted EBITDA Margin
Mr. Green [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 11,961,900	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount		14,791,900	0	0	0	0
Mr. Hays [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		184,416	184,862	195,566	181,173	217,094
PEO Actually Paid Compensation Amount		203,338	(43,480)	202,165	184,526	207,809
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(55,000)	(64,455)	(49,527)	(49,595)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,406	70,289	54,018	45,549
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(179,760)	(4,749)	(2,257)	(7,756)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,012	5,514	1,119	2,517
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Green [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,755,000)
PEO | Mr. Green [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,385,000
PEO | Mr. Green [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Green [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Green [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Green [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		200,000
PEO | Mr. Hays [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(54,554)
PEO | Mr. Hays [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		57,530
PEO | Mr. Hays [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		15,982
PEO | Mr. Hays [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Hays [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(36)
PEO | Mr. Hays [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(953,520)	(682,800)	(146,711)	(112,737)	(112,904)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,235,066	17,457	159,990	122,960	103,693
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,444	(79,628)	(9,317)	(3,742)	(16,358)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		160,476	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14)	3,933	11,541	2,342	4,985
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(86,939)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 21,504	$ 0	$ 0	$ 0	$ 0